INCOME TAX (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 14,700	$ 21,194	$ 25,288
Deferred income tax (benefit) expense	(462)	4,846	(5,427)
Effective income tax expense	14,238	26,040	19,861
PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	10,590	16,074	22,055
Deferred income tax (benefit) expense	(196)	5,834	(4,868)
Singapore [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	235	1,151	2,966
Deferred income tax (benefit) expense	(181)	(894)	(1,982)
Hong Kong [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	2,776	2,279	0
Deferred income tax (benefit) expense	0		0
Malaysia [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	1,099	1,690	267
Deferred income tax (benefit) expense	$ (85)	$ (94)	$ 1,423